Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2019 $ / shares shares
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares Authorized	250,000,000
Common Stock, Shares, Outstanding	15,873,391
Series C Preferred Stock [Member]
Preferred Stock, Shares Outstanding	0